Description of Business, Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended					12 Months Ended		12 Months Ended					1 Months Ended
	Mar. 31, 2012 USD ($)	Jan. 31, 2011 USD ($)	Jan. 31, 2011 EUR (€)	Dec. 31, 2012 USD ($) Segment	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 EUR (€) Country	Dec. 31, 2011 EUR (€)	Dec. 31, 2012 Venezuela USD ($)	Dec. 31, 2012 Minimum	Dec. 31, 2012 Minimum Buildings and related leasehold improvements	Dec. 31, 2012 Minimum Equipment	Dec. 31, 2012 Maximum M	Dec. 31, 2012 Maximum Buildings and related leasehold improvements	Dec. 31, 2012 Maximum Equipment	Feb. 28, 2013 Subsequent Event USD ($)
Organization Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Common stock, shares issued in initial public offering		82,142,858	82,142,858		82,142,858
Common stock, par value			€ 0.07				€ 0.07	€ 0.07
Common stock, price per share in initial public offering		$ 23.00
Common stock, shares issued	34,500,000															40,814,883
Common stock, price per share	$ 30.25															$ 32.55
Common stock owned				236,266,399												195,463,201
Percentage of common stock owned				65.00%												52.00%
Number of reportable segments				2
Number of countries in which entity operates							100
Equity method investments, percentage										20.00%			50.00%
Cost method investments, percentage				20.00%
Percentage of foreign currency devaluation									32.00%
Foreign currency exchange transaction (losses)/gains, net				$ (17)	$ (9)	$ 136			$ 12
Impairment in other expense				6
Cash equivalents original maturity period													3
Property, plant and equipment estimated useful life											25 years	3 years		50 years	10 years
Advertising and marketing expenses				18	20	20
Stock-based compensation				$ 34	$ 27	$ 18
Anti-dilutive shares excluded from calculation of earning per share under compensation plan				7,698,964	4,537,689	2,840,615
Convertible share of common stock				10,416,700